Income Taxes - Schedule of nature and effect of the temporary differences giving rise to the deferred income tax assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ 0	$ 0
Non-capital loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	4,563,405	3,733,613
Investment in subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	88,653	94,196
Accounts, finance lease, and promissory note receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	(180,759)	(82,399)
Capital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	536,535	431,695
Resource properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	0	39,932
Right of use assets and lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	17,585	11,551
Warranty provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	200,496	98,279
Convertible debentures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	(255,418)	424,348
Other carryforward balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	(7,150)	3,205
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	112,060	23,617
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ 5,075,407	$ (3,922,931)